CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net loss		$ (1,657,772)		$ (2,043,030)		$ (1,624,157)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Amortization of discount and debt issuance costs of convertible notes		7,536		100,141		88,198
Deferred income tax		(140,553)		(975)		(27,451)
Depreciation and amortization		428,344		279,032		180,761
Impairment and write-off of long-lived assets		32,823		1,614		6,579
Impairment of goodwill		354,943		0		0
Net foreign exchange differences		41,737		(45,214)		11,298
Net investment loss		216,001		43,337		19,905
Net loss (gain) on debt extinguishment		(199,697)		2,069		24,400
Provision for credit losses		513,690		117,427		57,509
Share-based compensation		705,896		470,324		290,246
Share of results of equity investees		(11,156)		(5,019)		(721)
Others		22,144		12,723		3,136
Operating cash flows before changes in working capital		313,936		(1,067,571)		(970,297)
Inventories		1,441		(62,735)		(38,528)
Accounts receivable		98,981		(37,066)		(174,767)
Prepaid expenses and other assets		(497,889)		(395,803)		(527,139)
Amounts due from related parties		1,360		2,185		(10,897)
Operating lease right-of-use assets		(360,472)		(418,846)		(45,203)
Accounts payable		43,311		99,639		50,860
Accrued expenses and other payables		(39,069)		545,691		494,913
Escrow payables and advances from customers		166,996		654,257		541,524
Operating lease liabilities		385,911		429,366		46,352
Deferred revenue		(1,093,229)		314,048		1,162,399
Income tax payable		(4,628)		105,927		25,505
Amounts due to related parties		(72,341)		39,557		1,146
Net cash generated from (used in) operating activities		(1,055,692)		208,649		555,868
Cash flows from investing activities
Purchase of property and equipment		(924,178)		(772,177)		(336,274)
Purchase of intangible assets and capitalized software costs		(52,105)		(34,999)		(20,780)
Proceeds from disposal of long-lived assets		119,996		620		1,732
Purchase of investments		(2,630,842)		(2,505,358)		(219,548)
Proceeds from sale and maturity of investments		2,281,019		798,178		19,541
Distributions from investments		4,674		1,632		1,294
Acquisition of businesses, net of cash acquired		(60,713)		(22,763)		(92,190)
Disposal of subsidiaries, net of cash disposed		(230)		(11,775)		15,008
Change in loans receivable		(1,166,430)		(1,220,631)		(255,695)
Net cash used in investing activities		(2,428,809)		(3,767,273)		(886,912)
Cash flows from financing activities
Repayment of bank borrowings and finance lease obligations		(117,238)		(1,247)		(31,833)
Proceeds from bank borrowings		49,000		115,282		1,224
Proceeds from issuance of convertible notes, net		0		2,846,250		1,141,362
Capital contributed by non-controlling interest		70,876		339		4,631
Transactions with non-controlling interests		(22,889)		0		(20,736)
Purchase of capped calls		0		0		(135,700)
Payments for redemption, exchange, conversion and repurchase of convertible notes		(611,315)		(1,935)		(50,009)
Proceeds from issuance of ordinary shares, net		50,211		4,050,055		2,970,248
Change in deposits payable		942,630		392,845		(146,055)
Proceeds from secured borrowings, net		38,981		0		0
Net cash generated from financing activities		400,256		7,401,589		3,733,132
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		(143,511)		(58,218)		80,727
Net increase (decrease) in cash, cash equivalents and restricted cash		(3,227,756)		3,784,747		3,482,815
Cash, cash equivalents and restricted cash at beginning of the year		10,838,140	[1]	7,053,393	[1]	3,570,578
Cash, cash equivalents and restricted cash at end of the year	[1]	7,610,384		10,838,140		7,053,393
Supplement disclosures of cash flow information
Income taxes paid		(313,755)		(207,381)		(144,874)
Interest paid		(104,557)		(44,981)		(42,003)
Supplement disclosures of non-cash activities
Purchase of property and equipment included in accrued expenses and other payables		(14,631)		38,742		1,834
Purchase of property and equipment included in prepayments		(13,171)		58,249		(83,782)
Purchase of property and equipment by exercise of exchangeable loan		0		(20,722)		0
Purchase of intangible assets included in accrued expenses and other payables		(554)		183		484
Purchase of intangible assets included in prepayments		(4,506)		(3,875)		(6,638)
Conversion and exchange of convertible notes into ordinary shares		(5)		(826,124)		(464,930)
Acquisition of subsidiaries by conversion of convertible notes or issuance of shares		0		270,733		72,000
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets		0		0		12,870
Transfers of loans receivable to prepaid expenses and other assets		$ 56		$ 186		$ 8,830

[1]	As of December 31, 2022, cash and cash equivalents of $13,227 was included in Assets held for sale within Prepaid expenses and other assets.